Significant Accounting Policies (Details) (USD $)	9 Months Ended
Mar. 31, 2014 item
Other comprehensive income/(loss):
Other comprehensive income/(loss)	$ 0
Foreign currency translation
Number of foreign currency derivative instruments held	0
Trade receivables (net):
Provision for doubtful accounts	$ 0